Label	Element	Value
Loans Payable [Member]
Prepayment fee if Loans Subject to Certain Repricing Transactions	dltr_PrepaymentfeeifLoansSubjecttoCertainRepricingTransactions	6910000000.00%
Loans Payable [Member] | London Interbank Offered Rate (LIBOR) [Member]
Prepayment fee second year	dltr_Prepaymentfeesecondyear	2.00%
Quarterly Amortization Payments Percentage of Original Principal Amount Year Two	dltr_QuarterlyAmortizationPaymentsPercentageofOriginalPrincipalAmountYearTwo	2.50%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	us-gaap_LongTermDebtPercentageBearingFixedInterestRate	4.25%
Quarterly Amortization Payments Percentage of Original Principal Amount Beyond Year Two	dltr_QuarterlyAmortizationPaymentsPercentageofOriginalPrincipalAmountBeyondYearTwo	3.75%
Quarterly Amortization Payments Percentage of Original Principal Amount Year One	dltr_QuarterlyAmortizationPaymentsPercentageofOriginalPrincipalAmountYearOne	1.25%
Base Rate plus Interest per Annum	dltr_BaseRateplusInterestperAnnum	1.25%
Base Rate plus Interest per Annum	dltr_BaseRateplusInterestperAnnum	1.75%
Prepayment fee third year	dltr_Prepaymentfeethirdyear	1.00%
Quarterly Amortization Payments of Original Principal Amount after Closing	dltr_QuarterlyAmortizationPaymentsofOriginalPrincipalAmountafterClosing	0.25%
Debt Instrument, Interest Rate, Stated Percentage	us-gaap_DebtInstrumentInterestRateStatedPercentage	2.25%
Debt Instrument, Interest Rate, Stated Percentage	us-gaap_DebtInstrumentInterestRateStatedPercentage	2.75%
Loans Payable [Member] | Prepayment Risk [Member]
Prepayment fee if Loans Subject to Certain Repricing Transactions	dltr_PrepaymentfeeifLoansSubjecttoCertainRepricingTransactions	1.00%
Senior Notes [Member]
Debt Instrument, Face Amount	us-gaap_DebtInstrumentFaceAmount	$ 750,000,000.0
Long-term Debt	us-gaap_LongTermDebt	750,000,000
Long-term Debt	us-gaap_LongTermDebt	0
Accrued interest, unpaid interest and make whole premium	dltr_Accruedinterestunpaidinterestandmakewholepremium	89,500,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	3,300,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	$ 0
Unsecured Debt [Member]
Debt Instrument, Interest Rate Terms	us-gaap_DebtInstrumentInterestRateTerms	LIBOR, plus 0.90%
Long-term Debt	us-gaap_LongTermDebt	$ 0
Long-term Debt	us-gaap_LongTermDebt	$ 0
Debt Instrument, Term	us-gaap_DebtInstrumentTerm	5 years
Line of Credit Facility, Current Borrowing Capacity	us-gaap_LineOfCreditFacilityCurrentBorrowingCapacity	$ 750,000,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	900,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	0
Line of Credit Facility, Maximum Borrowing Capacity	us-gaap_LineOfCreditFacilityMaximumBorrowingCapacity	$ 750,000,000.0
Debt Instrument, Interest Rate, Effective Percentage	us-gaap_DebtInstrumentInterestRateEffectivePercentage	1.33%
Forgivable Loan [Member]
Long-term Debt, Gross	us-gaap_DebtInstrumentCarryingAmount	$ 7,000,000
Debt Instrument, Interest Rate, Effective Percentage	us-gaap_DebtInstrumentInterestRateEffectivePercentage	1.00%
Notes Payable, Forgivable Promissory Notes [Member]
Long-term Debt	us-gaap_LongTermDebt	$ 7,000,000
Long-term Debt	us-gaap_LongTermDebt	7,000,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	0
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	0
Unsecured Senior Notes [Member]
Long-term Debt	us-gaap_LongTermDebt	0
Long-term Debt	us-gaap_LongTermDebt	300,000,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	0
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	(10,700,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	us-gaap_BusinessCombinationRecognizedIdentifiableAssetsAcquiredAndLiabilitiesAssumedNoncurrentLiabilitiesLongTermDebt	$ 300,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	us-gaap_DebtInstrumentInterestRateStatedPercentage	5.00%
September 16, 2020 [Member] | Senior Notes [Member]
Line of Credit Facility, Maximum Borrowing Capacity	us-gaap_LineOfCreditFacilityMaximumBorrowingCapacity	$ 300,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	us-gaap_DebtInstrumentInterestRateStatedPercentage	4.03%
September 16, 2023 [Member] | Senior Notes [Member]
Line of Credit Facility, Maximum Borrowing Capacity	us-gaap_LineOfCreditFacilityMaximumBorrowingCapacity	$ 350,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	us-gaap_DebtInstrumentInterestRateStatedPercentage	4.63%
September 16, 2025 [Member] | Senior Notes [Member]
Line of Credit Facility, Maximum Borrowing Capacity	us-gaap_LineOfCreditFacilityMaximumBorrowingCapacity	$ 100,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	us-gaap_DebtInstrumentInterestRateStatedPercentage	4.78%
Five Point Seven Five Percent Notes Acquired in Acquisition, Due 2023 [Member] | Senior Notes [Member]
Long-term Debt	us-gaap_LongTermDebt	$ 0
Long-term Debt	us-gaap_LongTermDebt	2,500,000,000
Long-term Debt	us-gaap_LongTermDebt	2,500,000,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	7,800,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	$ 40,100,000
Debt Instrument, Interest Rate, Stated Percentage	us-gaap_DebtInstrumentInterestRateStatedPercentage	5.75%
Five Point Two Five Percent Notes Acquired in Acquisition, Due 2020 [Member] | Senior Notes [Member]
Long-term Debt	us-gaap_LongTermDebt	$ 0
Long-term Debt	us-gaap_LongTermDebt	750,000,000
Long-term Debt	us-gaap_LongTermDebt	750,000,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	2,300,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	$ 11,100,000
Debt Instrument, Interest Rate, Stated Percentage	us-gaap_DebtInstrumentInterestRateStatedPercentage	5.25%
Senior Secured Credit Facilities [Member] | Line of Credit [Member]
Long-term Debt	us-gaap_LongTermDebt	$ 6,200,000,000
Senior Secured Credit Facilities [Member] | Loans Payable [Member]
Long-term Debt	us-gaap_LongTermDebt	4,950,000,000
Term Loan A [Member] | Loans Payable [Member]
Long-term Debt	us-gaap_LongTermDebt	0
Long-term Debt	us-gaap_LongTermDebt	975,000,000
Long-term Debt	us-gaap_LongTermDebt	1,000,000,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	400,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	$ 3,600,000
Term Loan B-1 [Member] | Loans Payable [Member]
Debt discount basis points	dltr_Debtdiscountbasispoints	50
Long-term Debt	us-gaap_LongTermDebt	$ 0
Long-term Debt	us-gaap_LongTermDebt	2,283,500,000
Long-term Debt	us-gaap_LongTermDebt	3,950,000,000
Senior Secured Credit Facilities	dltr_SeniorSecuredCreditFacilities	3,300,000,000
Debt Instrument, Unamortized Discount	us-gaap_DebtInstrumentUnamortizedDiscount	19,800,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	49,800,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	$ 42,600,000
Term Loan B-1 [Member] | Loans Payable [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	us-gaap_DebtInstrumentBasisSpreadOnVariableRate1	0.75%
Term Loan B-2 [Member] | Loans Payable [Member]
Long-term Debt	us-gaap_LongTermDebt	$ 0
Long-term Debt	us-gaap_LongTermDebt	650,000,000
Senior Secured Credit Facilities	dltr_SeniorSecuredCreditFacilities	650,000,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	0
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	12,000,000
Revolving Credit Facility [Member] | Line of Credit [Member]
Long-term Debt	us-gaap_LongTermDebt	0
Long-term Debt	us-gaap_LongTermDebt	0
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	9,800,000
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	dltr_DebtInstrumentUnamortizedDiscountPremiumAndDebtIssuanceCosts	20,400,000
Revolving Credit Facility [Member] | Senior Secured Credit Facilities [Member] | Line of Credit [Member]
Long-term Debt	us-gaap_LongTermDebt	1,250,000,000
Performance Shares [Member] | Restricted Stock Units (RSUs) [Member] | Omnibus Incentive Plan [Member] | Officer [Member] | Vesting at End of Performance Period [Member]
Share-based Compensation Target Value	dltr_ShareBasedCompensationTargetValue	1,700,000
Restricted Stock Units (RSUs) [Member] | Family Dollar [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	$ 2,800,000
Conversion of Stock, Shares Converted	us-gaap_ConversionOfStockSharesConverted1	100,000
Conversion of Stock, Award Exchange Ratio	dltr_ConversionofStockAwardExchangeRatio	1.0000
Performance And Service Based Awards [Member] | Omnibus Incentive Plan [Member] | Ratable Annual Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsGrantsInPeriod	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsGrantsInPeriod	100,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	us-gaap_EmployeeServiceShareBasedCompensationAllocationOfRecognizedPeriodCostsCapitalizedAmount	$ 10,000,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	us-gaap_EmployeeServiceShareBasedCompensationAllocationOfRecognizedPeriodCostsCapitalizedAmount	11,300,000
Performance And Service Based Awards [Member] | Omnibus Incentive Plan [Member] | Chief Executive Officer [Member] | Ratable Annual Vesting [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	2,000,000
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	2,000,000
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	2,000,000
Share-based Compensation Target Value	dltr_ShareBasedCompensationTargetValue	$ 10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardRequisiteServicePeriod1	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsGrantsInPeriod	200,000
Performance And Service Based Awards [Member] | Omnibus Incentive Plan [Member] | Officer [Member] | Ratable Annual Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsGrantsInPeriod	200,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	us-gaap_EmployeeServiceShareBasedCompensationAllocationOfRecognizedPeriodCostsCapitalizedAmount	$ 9,900,000
Performance And Service Based Awards [Member] | Omnibus Incentive Plan [Member] | Equity Award [Domain] | President [Member] | Ratable Annual Vesting [Member]
Share-based Compensation Target Value	dltr_ShareBasedCompensationTargetValue	$ 5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardRequisiteServicePeriod1	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsGrantsInPeriod	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardVestingPeriod1	5 years
Performance And Service Based Awards [Member] | Restricted Stock Units (RSUs) [Member] | Omnibus Incentive Plan [Member] | Officer [Member] | Vesting at End of Performance Period [Member]
Individual Potential Target Award Maximum	dltr_IndividualPotentialTargetAwardMaximum	200.00%
Individual Potential Target Award Maximum	dltr_IndividualPotentialTargetAwardMaximum	200.00%
Individual Potential Target Award Maximum	dltr_IndividualPotentialTargetAwardMaximum	200.00%
Individual Potential Target Award Minimum	dltr_IndividualPotentialTargetAwardMinimum	0.00%
Individual Potential Target Award Minimum	dltr_IndividualPotentialTargetAwardMinimum	0.00%
Individual Potential Target Award Minimum	dltr_IndividualPotentialTargetAwardMinimum	0.00%
Share-based Compensation Target Value	dltr_ShareBasedCompensationTargetValue	$ 2,000,000
Share-based Compensation Target Value	dltr_ShareBasedCompensationTargetValue	2,300,000
Performance And Service Based Awards [Member] | Restricted Stock Units (RSUs) [Member] | 2013 LTPP REGRANT [Member] | Omnibus Incentive Plan [Member] | Officer [Member] | Vesting at End of Performance Period [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	2,400,000
Share-based Compensation Target Value	dltr_ShareBasedCompensationTargetValue	$ 2,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardVestingPeriod1	1 year
Performance And Service Based Awards [Member] | Restricted Stock Units (RSUs) [Member] | 2013 ORIGINAL LTPP GRANT [Member] | Omnibus Incentive Plan [Member] | Officer [Member] | Vesting at End of Performance Period [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	$ 1,200,000
Service Based Awards [Member] | Omnibus Incentive Plan [Member] | Ratable Annual Vesting [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	us-gaap_EmployeeServiceShareBasedCompensationAllocationOfRecognizedPeriodCostsCapitalizedAmount	7,900,000
Service Based Awards [Member] | Restricted Stock Units (RSUs) [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	21,100,000
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	22,200,000
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	$ 22,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsGrantsInPeriod	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsGrantsInPeriod	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsGrantsInPeriod	300,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	us-gaap_EmployeeServiceShareBasedCompensationNonvestedAwardsTotalCompensationCostNotYetRecognizedPeriodForRecognition1	22 months
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	us-gaap_EmployeeServiceShareBasedCompensationNonvestedAwardsTotalCompensationCostNotYetRecognized	$ 24,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardVestingPeriod1	3 years
Service Based Awards [Member] | Restricted Stock Units (RSUs) [Member] | Family Dollar [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	$ 1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsGrantsInPeriod	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardVestingPeriod1	3 years
2012 Restricted Stock Grant - Officers [Member] | Performance Shares [Member] | Restricted Stock Units (RSUs) [Member] | Omnibus Incentive Plan [Member] | Officer [Member] | Vesting at End of Performance Period [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	$ 1,000,000
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	400,000
2013 Restricted Stock Grant - Officers [Member] | Performance Shares [Member] | Restricted Stock Units (RSUs) [Member] | Omnibus Incentive Plan [Member] | Officer [Member] | Vesting at End of Performance Period [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	1,000,000
2013 Restricted Stock Grant - Officers [Member] | Performance And Service Based Awards [Member] | Omnibus Incentive Plan [Member] | Officer [Member] | Ratable Annual Vesting [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	6,500,000
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	1,100,000
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	900,000
2014 Restricted Stock Grant - Officers [Member] [Domain] | Performance Shares [Member] | Restricted Stock Units (RSUs) [Member] | Omnibus Incentive Plan [Member] | Officer [Member] | Vesting at End of Performance Period [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	400,000
2014 Restricted Stock Grant - Officers [Member] [Domain] | Performance And Service Based Awards [Member] | Omnibus Incentive Plan [Member] | Ratable Annual Vesting [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	6,700,000
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	1,600,000
2015 Restricted Stock Grant - Officers [Domain] | Performance Shares [Member] | Restricted Stock Units (RSUs) [Member] | Omnibus Incentive Plan [Member] | Officer [Member] | Vesting at End of Performance Period [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	1,400,000
2015 Restricted Stock Grant - Officers [Domain] | Performance And Service Based Awards [Member] | Omnibus Incentive Plan [Member] | Officer [Member] | Ratable Annual Vesting [Member]
Allocated Share-based Compensation Expense	us-gaap_AllocatedShareBasedCompensationExpense	$ 8,700,000